SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended		37 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Amount at which betterments or renewals are capitalized	$ 1,000
Advertising expense	$ 8,309	$ 16,837	$ 81,693
Finite-Lived Intangible Asset, Useful Life	10 years
Redeemable Convertible Notes
Antidilutive Securities	1,654,524	1,654,524
Warrants
Antidilutive Securities	342,000	342,000